Intangible Assets (Details) - Schedule of intangible assets - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Intangible Assets Abstract
Beginning Balance		$ 52,866,192	$ 42,278,211		$ 28,613,000
Acquired in Somah Transaction	[1]		4,022,271
Acquired in My Health Logic Transaction			6,600,000
Additions			2,775		14,147,729
Amortization expense		(420,586)	(37,065)	[1]	(589,489)
Ending Balance		$ 52,445,606	$ 52,866,192		$ 42,278,211

[1]	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related overestimated amortization of the intangibles decreased by $898,026 for the year ended December 31, 2021.